UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                       811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	03/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
March 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--52.3%	of Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank:
5/21/09	0.44	20,930,000	20,917,209
12/1/09	0.58	2,120,000	2,111,666
12/4/09	0.58	10,424,000	10,382,518
12/30/09	0.61	51,750,000	51,510,613
Federal Home Loan Mortgage Corp.:
6/30/09	0.38	100,000,000 a	99,905,000
9/14/09	0.70	75,000,000 a	74,757,917
Federal National Mortgage Association
4/21/09	1.13	150,000,000 a,b	149,947,449
Total U.S. Government Agencies
(cost $409,532,372)			409,532,372

U.S. Treasury Notes--9.6%
5/15/2009
(cost $75,429,397)	0.16	75,000,000	75,429,397

Repurchase Agreements--37.8%
Banc of America Securities LLC
dated 3/31/09, due 4/1/09 in the amount of
$50,000,181 (fully collateralized by $53,598,940
Government National Mortgage Association, 5.50%-6%,
due 6/20/38-9/20/38, value $51,000,001)	0.13	50,000,000	50,000,000
Deutsche Bank Securities
dated 3/31/09, due 4/1/09 in the amount of
$50,000,194 (fully collateralized by $81,181,752 U.S.
Treasury Strips, due 11/15/21, value $51,000,000)	0.14	50,000,000	50,000,000
Goldman, Sachs & Co.
dated 3/31/09, due 4/1/09 in the amount of
$46,000,026 (fully collateralized by $31,286,100 U.S.
Treasury Bonds, 8.50%, due 2/15/20, value $46,920,124)	0.02	46,000,000	46,000,000

Greenwich Capital Markets
dated 3/31/09, due 4/1/09 in the amount of
$50,000,250 (fully collateralized by $50,955,000 U.S.
Treasury Notes, 1.75%, due 3/31/14, value $51,002,896)	0.18	50,000,000	50,000,000
HSBC USA Inc.
dated 3/31/09, due 4/1/09 in the amount of
$50,000,181 (fully collateralized by $33,895,000 U.S.
Treasury Bonds, 8%, due 11/15/21, value $51,003,336)	0.13	50,000,000	50,000,000
JP Morgan Chase & Co.
dated 3/31/09, due 4/1/09 in the amount of
$50,000,194 (fully collateralized by $113,572,253
Government National Mortgage Association, 4.625%-8%,
due 6/20/24-1/15/44, value $51,001,610)	0.14	50,000,000	50,000,000
Total Repurchase Agreements
(cost $296,000,000)			296,000,000
Total Investments (cost $780,961,769)		99.7%	780,961,769
Cash and Receivables (Net)		.3%	2,447,527
Net Assets		100.0%	783,409,296

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b Variable rate security--interest rate subject to periodic change.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	780,961,769
Level 3 - Significant Unobservable Inputs	0
Total	780,961,769

Portfolio valuation:

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series. Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement,must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
March 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--34.8%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.65%, 6/4/09	60,000,000	60,005,311
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90%, 5/13/09	20,000,000	20,000,233
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.10%, 6/8/09	70,000,000	70,000,000
Barclays Bank PLC (Yankee)
1.35%, 5/18/09	85,000,000	85,000,000
Calyon (Yankee)
1.20%, 6/2/09	25,000,000	25,000,000
Lloyds TSB Bank PLC (Yankee)
1.33%, 4/7/09	80,000,000	80,000,133
Mizuho Corporate Bank (Yankee)
0.95%, 6/9/09	50,000,000	50,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.05%, 4/7/09	80,000,000	80,000,000
Societe Generale (Yankee)
1.00%, 4/27/09	85,000,000	85,000,000
State Street Bank and Trust Co.
0.95%, 5/20/09	25,000,000	25,000,000
Svenska Handelsbanken (Yankee)
0.95%, 6/9/09	85,000,000	85,001,625
Total Negotiable Bank Certificates of Deposit
(cost $665,007,302)		665,007,302
Commercial Paper--54.2%
Abbey National North America LLC
0.25%, 4/1/09	75,000,000	75,000,000
Alpine Securitization Corp.
0.50%, 4/27/09	45,000,000 a	44,983,750
Banco Bilbao Vizcaya Argenteria Puerto Rico
1.00%, 5/6/09	60,000,000	59,941,667

BNP Paribas Finance Inc.
0.24%, 4/1/09	75,000,000	75,000,000
CAFCO LLC
1.10%, 5/21/09	75,000,000 a	74,885,417
Cancara Asset Securitisation Ltd.
1.05%, 5/14/09	85,000,000 a	84,893,396
Danske Corp., Inc.
1.05%, 6/9/09	75,000,000 a	74,849,063
Gemini Securitization Corp., LLC
0.75%, 4/27/09	85,000,000 a	84,953,958
General Electric Capital Services Inc.
1.00%, 5/7/09	50,000,000	49,950,000
Gotham Funding Corp.
0.70%, 4/27/09	10,000,000 a	9,994,944
Govco Inc.
1.10%, 5/26/09	75,000,000 a	74,873,958
ING (US) Funding LLC
1.14%, 5/5/09	75,000,000	74,919,250
Nordea North America Inc.
0.96%, 5/7/09	80,000,000	79,923,200
Ranger Funding Company, LLC
0.67%, 5/1/09	50,000,000 a	49,972,083
Thames Asset Global Securitization No. 1 Inc.
0.85%, 4/17/09	15,000,000 a	14,994,333
UBS Finance Delaware LLC
0.22%, 4/1/09	75,000,000	75,000,000
Working Capital Management Co. L.P.
1.41%, 4/8/09	30,000,000 a	29,991,833
Total Commercial Paper
(cost $1,034,126,852)		1,034,126,852
Corporate Note--1.3%
General Electric Capital Corp.
0.56%, 4/24/09
(cost $25,000,000)	25,000,000 [b]	25,000,000
U.S. Government Agency--7.9%
Federal National Mortgage Association
1.13%, 4/21/09

(cost $149,947,449)	150,000,000 [b,c]	149,947,449
Repurchase Agreement--1.8%
Barclays Financial LLC
0.20%, dated 3/31/09, due 4/1/09 in the amount of
$35,000,194 (fully collateralized by $34,042,000
Federal National Mortgage Association, 5.65%, due
10/26/17, value $35,700,063)
(cost $35,000,000)	35,000,000	35,000,000
Total Investments (cost $1,909,081,603)	100.0%	1,909,081,603
Cash and Receivables (Net)	.0%	3,452
Net Assets	100.0%	1,909,085,055

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $544,392,735 or 28.5% of net assets.
b Variable rate security--interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	1,909,081,603
Level 3 - Significant Unobservable Inputs	0
Total	1,909,081,603

Portfolio valuation:

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series. Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement,must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)